PROSPECTUS

                                   May 9, 2005

                             MERK HARD CURRENCY FUND

                              Institutional Shares

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY FUND'S SHARES OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR
       COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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TABLE OF CONTENTS
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RISK/RETURN SUMMARY                                                            1
   Investment Objective                                                        1
   Principal Investment Strategies                                             1
   Principal Investment Risks                                                  2
   Who May Want to Invest in the Fund                                          3
   Performance Information                                                     3

FEES AND EXPENSES                                                              4

MANAGEMENT                                                                     5
   The Adviser                                                                 5
   Other Service Providers                                                     5
   Fund Expenses                                                               6

YOUR ACCOUNT                                                                   7
   How to Contact the Fund                                                     7
   General Information                                                         7
   Buying Shares                                                               9
   Selling Shares                                                             12
   Exchange Privileges                                                        15
   Retirement Accounts                                                        15

OTHER INFORMATION                                                             16
   Distributions                                                              16
   Taxes                                                                      16
   Organization                                                               16

FINANCIAL HIGHLIGHTS                                                          17

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RISK/RETURN SUMMARY
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CONCEPTS TO UNDERSTAND

The value of the Fund shares will fluctuate. The Fund is not a substitute for a money market fund.

FIXED INCOME SECURITY means a security, such as a bond or note, that obligates the issuer to pay the security owner a specified sum of money (interest) at set intervals as well as to repay the principal amount of the security at its maturity.

MATURITY means the date on which a debt security is (or may be) due and payable.

FORWARD CURRENCY CONTRACT means an agreement to buy or sell a specified amount of currency at a set price on a future date; when combined with U.S. Dollar denominated money market instruments, it may obtain a result that is substantially the same as a direct investment in a foreign currency denominated instrument.

DERIVATIVE SECURITY means an investment contract whose value depends on, or is derived from, the value of an underlying asset, interest rate, index or commodity.

DURATION is a measure of a bond or bond fund's price sensitivity to changes in interest rates. Duration is defined as the weighted average term to maturity of a security's cash flows, where the weights are the present value of each cash flow as a percentage to the security's price. The greater a bond or fund's duration, the greater its price volatility in response to changes in interest rates.

EXCHANGE-TRADED FUND, or ETF, means a type of investment company or investment trust designed to replicate the return of a particular market index or, in the case of a gold ETF, the price of gold.

MERK HARD CURRENCY FUND

INVESTMENT OBJECTIVE

The Fund seeks to protect against the depreciation of the U.S. dollar relative to other currencies.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in "hard currency" denominated investments The Fund normally invests in a basket of hard currency denominated investments composed of high-quality, short-term money market instruments of countries pursuing "sound" monetary policy, and indirectly in gold.

Sound monetary policy is defined as providing an environment fostering long-term price stability. Hard currencies refers to currencies in which investors have confidence, such as that of economically and politically stable countries. Gold is the only currency with intrinsic value and as such qualifies as a hard currency.

To gain exposure to foreign hard currencies, the Fund may also invest in a combination of U.S. Dollar denominated securities and forward currency contracts.

Rather than buying gold bullion, to the extent that the Fund invests in gold, it will do so indirectly through exchange traded funds ("ETFs"), forward and futures contracts.

THE ADVISER'S PROCESS. Merk Investments, LLC (the "Adviser") will determine currency allocations based on an analysis of monetary policies pursued by central banks and economic environments. The Adviser searches for currencies that, in the Adviser's opinion, are backed by countries pursuing sound monetary policies, or are backed by gold. Once this determination has been made, money market instruments will be selected to create a liquid portfolio of short duration and high credit quality. The Adviser may adapt the currency allocations as its analysis of monetary policies and economic environments evolve.

The Adviser may sacrifice yield in currencies in return for high credit quality of debt securities. The Adviser may exclude currencies if, in the Adviser's opinion, the potential for appreciation is not backed by sound monetary policy.

The Fund will specifically seek the currency risk of select countries pursuing what the Adviser believes are sound monetary policies. As long-term price stability is unlikely to be achieved by most currencies, if any, the Adviser focuses on a country's monetary policy that fosters such stability. The Adviser will invest in a basket of hard currency denominated investments that may include gold to reduce the exposure to the risks of any one currency. If the Adviser deems a currency crisis likely, it is possible that the Fund will concentrate its investment in a few currencies that meet the Adviser's investment criteria for stringent monetary

                                        1

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policies and practices.

Money market instruments are issued by domestic and foreign governments, financial institutions, corporations and other entities to borrow money. The issuer pays a fixed, floating or variable rate of interest and must repay the amount borrowed at maturity. To try to reduce interest rate and credit risk to its portfolio, the Fund maintains a weighted average portfolio maturity of 90 days or less and only buys money market instruments:

     . with effective maturities of one year or less at the time of purchase, and
     . that are issued by companies with an outstanding unsecured debt issue rated in the top three ratings by U.S. nationally recognized ratings services, or the Adviser considers comparable in quality to instruments rated in the top three ratings.

PORTFOLIO HOLDINGS. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information ("SAI").

PRINCIPAL INVESTMENT RISKS

CURRENCY EXCHANGE RATE. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the price of the Fund's shares. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

FOREIGN INSTRUMENTS. Investing in foreign instruments bears a greater risk than investing in domestic instruments. As a result, the Fund's returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks can increase the potential for losses in the Fund and affect its price of its shares.

GOLD-RELATED SECURITIES. Investments in gold-related securities, such as ETFs and forward and futures contracts, may subject the Fund to greater volatility than investments in traditional securities. The value of gold-related securities may fluctuate due to overall market movements and other factors affecting the value of the price of gold-related securities, such as inflation or inflation expectations, interest rates, currency fluctuations, gold supply and demand, or political and regulatory developments. A fluctuation in the price of gold underlying a derivative security may cause the Fund to lose money.

CREDIT. The financial condition of an issuer of a debt security may cause it to default or become unable to pay interest or principal due on the security. The Fund cannot collect interest and principal payments on a fixed income security if the issuer defaults. The degree of risk for a particular security may be reflected in its credit rating. Generally, investment risk and price volatility increase as the credit rating of a security declines. Accordingly, the value of an investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio securities.

INTEREST RATE. The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the securities in which a Fund invests. The longer a fixed income security's duration, the more its value typically falls in response to an increase in interest rates.

                                        2

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GENERAL MARKET. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's net asset value ("NAV"), yield, and total return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. The Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective. You could lose money on your investment in the Fund or the Fund could under perform other investments due to, among other things, poor investment decisions by the Adviser.

NON-DIVERSIFICATION. As a non-diversified fund, the Fund will be subject to more investment risk and potential for volatility than a diversified fund because its portfolio may, at times, focus on a limited number of issuers. These factors can have a negative effect on the value of the Fund's shares. However, the Fund intends to meet certain tax diversification requirements.

DERIVATIVE SECURITIES. The Fund may invest in derivative securities, such as forward currency contracts. Derivative securities are financial instruments that derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

     . Are pursuing a long-term goal with a hard currency component to your portfolio
     .    Are willing to accept price fluctuations in your investments
     . Are willing to tolerate the risks associated with investments in foreign currencies

The Fund may NOT be appropriate for you if you:

     .    Need stability of principal
     .    Are pursuing a short-term goal or are investing emergency reserves
     . Want an investment that is considered a substitute for a U.S. dollar money market fund

PERFORMANCE INFORMATION

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus.

                                        3

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FEES AND EXPENSES
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The following tables describe the various fees and expenses that you will pay if you invest in the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of the offering price)                          None
Maximum Sales Charge (Load) Imposed on
Reinvested Distributions                                                   None
Maximum Deferred Sales Charge (Load) Imposed on
Redemptions (as a percentage of the sale price)                            None
Redemption Fee (as a percentage of amount redeemed)                        None
Exchange Fee (as a percentage of amount redeemed)                          None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees/(1)/                                                       1.00%
Distribution (12b-1) and/or Service Fees                                   None
Other Expenses/(2)/                                                        None
TOTAL ANNUAL FUND OPERATING EXPENSES                                       1.00%

/(1)/ Under the terms of the Investment Advisory Agreement, the Adviser provides investment advisory services to the Fund and is obligated to pay all expenses of the Fund except brokerage costs, commissions, borrowing costs, taxes, certain compensation and expenses of the Trustees of Forum Funds and extraordinary and non-recurring expenses.
/(2)/ Based on projected amounts for the Fund's fiscal year ending March 31, 2006.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund class for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that the Fund's total annual fund operating expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR                            $102
3 YEARS                           $318

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MANAGEMENT
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The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the SAI.

THE ADVISER

The Fund's Adviser is Merk Investments, LLC, 555 Bryant Street #455, Palo Alto, California 94301. As of March 31, 2005, the Adviser had approximately $60 million of assets under management. The Fund is the first registered investment company for which the Adviser has provided investment management services.

The Adviser receives an annual advisory fee from the Fund at an annual rate equal to 1.00% of the Fund's average annual daily net assets. Under the terms of the Investment Advisory Agreement, the Adviser provides investment advisory services to the Fund and is obligated to pay all expenses of the Fund except brokerage costs, commissions, borrowing costs, taxes, certain compensation and expenses of the Trustees of Forum Funds and extraordinary and non-recurring expenses.

Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. Axel Merk is president of the Adviser and makes all investment decisions for the Fund. Mr. Merk founded the Adviser in 2001. Mr. Merk is also president of Merk Investments AG, which he founded in Switzerland in 1994. Mr. Merk conducted investment advisory activities from Merk Investments AG until he transferred these activities to the Adviser in 2001.

The Fund's SAI provides additional information about the compensation of the portfolio manager, other accounts managed by the portfolio manager and the ownership of Fund securities by the portfolio manager.

A discussion summarizing the basis on which the Board most recently approved the Investment Advisory Agreement between the Trust and the Adviser is available in the SAI and will be available in the Fund's semi-annual report for the period ending September 30, 2005.

The Adviser may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

OTHER SERVICE PROVIDERS

Citigroup Global Transaction Services, through its various affiliates (collectively "Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Fund.

Foreside Fund Services, LLC, the distributor (principal underwriter) of the Fund, acts as the Fund's representative in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares. The distributor is not affiliated with the Adviser or with Citigroup or its affiliated companies.

                                        5

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FUND EXPENSES

The Adviser is obligated to pay most of the Fund's operating expenses. Expenses of the share class include that class' own expenses as well as Trust expenses that are allocated among the Fund, its classes of shares and all other funds of the Trust. The Adviser may waive all or any portion of its fees and reimburse certain expenses of the Fund. Any fee waiver or expense reimbursement increases investment performance of the Fund and/or its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

                                        6

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YOUR ACCOUNT
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HOW TO CONTACT THE FUND

ON THE INTERNET AT:
www.merkfund.com

TELEPHONE US AT:
(866) MERK FUND
(866) 637-5386 (toll free)

WRITE TO US AT:
Merk Hard Currency Fund
P.O. Box 446
Portland, Maine 04112

OVERNIGHT ADDRESS:
Merk Hard Currency Fund
Two Portland Square
Portland, Maine 04101

WIRE INVESTMENTS (OR ACH PAYMENTS) TO:
Citibank, N.A.
New York, New York
ABA #021000089


FOR CREDIT TO:
Citigroup Global Transaction Services
Account # 30576692
Re: Merk Hard Currency Fund -
Institutional Shares
(Your Name)
(Your Account Number)


GENERAL INFORMATION

You may purchase or sell (redeem) shares of a Fund class on each weekday that the New York Stock Exchange is open. Under unusual circumstances, the Fund class may accept and process shareholder orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

You may purchase or sell (redeem) shares at the NAV next calculated after the transfer agent receives your request in proper form (as described in this Prospectus on pages 6 through 12). If the transfer agent receives your purchase, redemption, or exchange request in proper form by 4:00 p.m., Eastern time, your transaction will price at the NAV of the relevant Fund class the same business day; if the transfer agent receives your request after 4:00 p.m., Eastern time, your transaction will price at the NAV of the relevant Fund class the next business day. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions. The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED

The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, the Fund may accept and process shareholder orders and calculate a NAV when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which the NAV is calculated may change in case of an emergency. The NAV of the Fund class is determined by taking the market value of the total assets of the class, subtracting the liabilities of the class, and then dividing the result (net assets) by the number of outstanding shares of the Fund class. Since the Fund invests in securities that may trade on foreign securities markets on days other than a Fund business day, the value of the Fund's portfolio may change on days on which shareholders will not be able to purchase or redeem Fund shares. The Fund values securities for which market quotations are readily available at current market value other than certain short-term securities which are valued on the basis of amortized cost. The Fund values securities at fair value pursuant to procedures adopted by the Board if (i) market quotations are not readily available or (ii) the Adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its NAV. Market quotations may not be readily available or may be inaccurate if the exchange on which a security trades closes early or if trading in the security was halted prior to the time the Fund calculates its NAV. Fair valuation could result in a different NAV than a NAV determined by using market quotes. The Fund may use fair value pricing more frequently for securities primarily traded in foreign securities markets because, among other things, most foreign securities markets close well before

                                        7

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the Fund values its securities. The earlier close of these foreign securities markets gives rise to the possibility that significant events may have occurred in the interim between the close and when the Fund values its securities.

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TRANSACTIONS THROUGH THIRD PARTIES

If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

The Adviser may enter into arrangements with financial institutions through which investors may purchase or redeem Fund shares. The Adviser may, at its own expense, compensate the financial institutions in connection with the sale or expected sale of Fund shares. Such payments will create an incentive for the financial institutions to recommend that you purchase Fund shares.

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Adviser or the Fund (if approved by the Trustees) may pay fees to these companies for their services. These companies also may be appointed as agents for or authorized by the Fund to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal law. The Trust has adopted an Anti-Money Laundering Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If an order is rescinded or your account is liquidated due to perceived threatening conduct or suspected fraudulent or illegal activity, you will not be able to recoup any sales charges or redemption fees assessed. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

BUYING SHARES

HOW TO MAKE PAYMENTS

All investments must be made by check, ACH or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier's check or traveler's check).

     CHECKS. For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA"), Uniform Transfers to Minors Act ("UTMA") accounts, or other accounts, the check must be made payable to "Merk Hard Currency Fund" or to one or more owners of the account and endorsed to "Merk Hard Currency Fund." A $20 charge may be imposed on any returned checks.

     ACH. Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

     WIRES. Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

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MINIMUM INVESTMENTS

The Fund accepts investments in the following minimum amounts:

                                            MINIMUM INITIAL   MINIMUM ADDITIONAL
                                              INVESTMENT          INVESTMENT
                                            ---------------   ------------------
Standard Accounts                              $1,000,000            $100
Accounts with Systematic Investment Plans      $1,000,000            $100

ACCOUNT REQUIREMENTS

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TYPE OF ACCOUNT                                        REQUIREMENT
--------------------------------------------------------------------------------
INDIVIDUAL, SOLE PROPRIETORSHIP         .    Instructions must be signed by all
AND JOINT ACCOUNTS                           persons required to sign exactly as
                                             their names appear on the account.
Individual accounts and sole
proprietorship accounts are owned by
one person. Joint accounts have two
or more owners (tenants).
GIFTS OR TRANSFERS TO A MINOR (UGMA,    .    Depending on state laws, you can
UTMA)                                        set up a custodial account under
                                             the UGMA or the UTMA.
These custodial accounts provide a      .    The custodian must sign
way to give money to a child and             instructions in a manner indicating
obtain tax benefits.                         custodial capacity.
                                        .    Submit a secretary's (or similar)
BUSINESS ENTITIES                            certificate covering incumbency and
                                             authority.
                                        .    The trust must be established
TRUSTS                                       before an account can be opened.
                                        .    Provide the first and signature
                                             pages from the trust document
                                             identifying the trustees.

ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you. If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to close your account at the NAV next calculated after the Fund decides to close your account and to remit proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.

The Fund may reject your application under the Trust's Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

INVESTMENT PROCEDURES

HOW TO OPEN AN ACCOUNT                  HOW TO ADD TO YOUR ACCOUNT
----------------------                  --------------------------
BY CHECK                                BY CHECK

..    Call or write us for an account    .    Fill out an investment slip from a
     application                             confirmation or write us a letter
..    Complete the application (and      .    Write your account number on your
     other required documents)               check
..    Mail us your application (and      .    Mail us the slip (or your letter)
     other required documents) and a         and the check
     check

BY WIRE                                 BY WIRE

..    Call or write us for an account    .    Call to notify us of your incoming
     application                             wire
..    Complete the application (and      .    Instruct your financial institution
     other required documents)               to wire your money to us
..    Call us to fax the completed
     application (and other required
     documents) and we will assign
     you an account number
..    Mail us your original
     application (and other required
     documents)
..    Instruct your financial
     institution to wire your money
     to us

BY ACH PAYMENT                          BY SYSTEMATIC INVESTMENT

..    Call or write us for an account    .    Complete the systematic investment
     application                             section of the application
..    Complete the application (and      .    Attach a voided check to your
     other required documents)               application
..    Call us to fax the completed       .    Mail us the completed application
     application (and other required         and voided check
     documents) and we will assign      .    We will electronically debit the
     you an account number                   purchase amounts from the
..    Mail us your original                   financial institution account
     application (and other required         identified on your account
     documents)                              application
..    We will electronically debit the
     purchase amounts from the financial
     institution account identified on
     your account application

BY INTERNET WWW.MERKFUND.COM            BY INTERNET WWW.MERKFUND.COM

..    Log on to our Web site             .    Log on to our Web site
..    Select Account Opening             .    Select Account Access
..    Complete the application online    .    Provide the following
..    Accept the terms of the online          information:
     application                             .    Your user ID
..    Account opening amount limited          .    Your password
     to $25,000 if funded by ACH        .    Select Transaction/Purchase menu
..    Mail us your check, instruct            option
     your financial institution to      .    Follow the instructions provided
     wire your money to us, or we       .    We will electronically debit your
     will electronically debit your          purchase proceeds from the
     purchase proceeds from the              financial institution account
     financial institution account           identified on your account
     identified on your account              application
     application

SYSTEMATIC INVESTMENTS. You may invest a specified amount of money once or twice a month on specified dates. These payments are taken from your bank account by ACH payment.

LIMITATION ON FREQUENT PURCHASES. The Fund's Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the Fund's policy to discourage short-term trading. Frequent trading in the Fund, such as by traders seeking short-term profits from market momentum, time zone arbitrage and other timing strategies, may interfere with management of the Fund's portfolio and result in increased administrative and brokerage costs, and potential dilution in the value of shares. As money is moved in and out, the Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders.

Specifically, focus is placed on reviewing substantial redemptions, which may be harmful to the Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchase activity. If short-term trading trends are detected, an appropriate course of action is taken. The Fund reserves the right to cancel (no later than the business day after the order is received), restrict or reject, without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund's portfolio, and purchase orders not accompanied by payment. The Fund may refuse to sell shares to persons determined by the Fund to be market timers.

Because the Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemption. As a consequence, the Fund's ability to monitor and discourage abusive trading practices in such accounts may be limited.

CANCELED OR FAILED PAYMENTS. The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

The Fund class processes redemption orders promptly. Under normal circumstances, the Fund class will send redemption proceeds to you within a week. If the Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

--------------------------------------------------------------------------------
                      HOW TO SELL SHARES FROM YOUR ACCOUNT
--------------------------------------------------------------------------------

BY MAIL

..    Prepare a written request including:
     .    Your name(s) and signature(s)
     .    Your account number
     .    The Fund name and class
     .    The dollar amount or number of shares you want to sell
     .    How and where to send the redemption proceeds
..    Obtain a signature guarantee (if required)
..    Obtain other documentation (if required)
..    Mail us your request and documentation

BY WIRE

..    Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemptions on your account application
..    Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
..    Mail us your request (See "By Mail")

BY TELEPHONE

..    Call us with your request (unless you declined telephone redemption privileges on your account application)
..    Provide the following information:
     .    Your account number
     .    Exact name(s) in which the account is registered
     .    Additional form of identification
..    Redemption proceeds will be:
     .    Mailed to you OR
     . Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")

BY INTERNET WWW.MERKFUND.COM
..    Log on to our Web site (unless you declined Internet trading privileges on your account application)
..    Select Account Access
..    Provide the following information:
     .    Your user ID
     .    Your password
..    Select the Transaction/Redemption menu option
..    Follow the instructions provided
..    Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

SYSTEMATICALLY
..    Complete the systematic withdrawal section of the application
..    Attach a voided check to your application
..    Mail us the completed application
..    Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

WIRE REDEMPTION PRIVILEGES. You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES. You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS. You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders with a signature guarantee for each shareholder for any of the following:

     .    Written requests to redeem $100,000 or more
     .    Changes to a shareholder's record name
     . Redemptions from an account for which the address or account registration has changed within the last 30 days
     . Sending redemption and distribution proceeds to any person, address or financial institution account not on record
     . Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
     . Adding or changing ACH or wire instructions, telephone redemption or exchange option, or any other election in connection with your account.

The transfer agent reserves the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS. With respect to the Fund, if the value of your account falls below $500,000 (excluding Qualified Retirement Accounts), the Fund may ask you to increase your balance. If after 60 days, the account value is still $500,000 (excluding Qualified Retirement Accounts), the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value. There are no minimum balance requirements for Qualified Retirement Accounts.

REDEMPTIONS IN KIND. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1.00% of the Fund's assets).

LOST ACCOUNTS. The transfer agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable on more than two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of other mutual funds, including Monarch Funds Daily Assets Government Fund, Investor Shares. For a list of additional Trust series available for exchange, call the transfer agent. Be sure to confirm with the transfer agent that the fund into which you exchange is available for sale in your state. Not all funds available for exchange may be available for purchase in your state. Because exchanges are a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS. You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is currently no limit on exchanges, but a Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

--------------------------------------------------------------------------------
                                 HOW TO EXCHANGE
--------------------------------------------------------------------------------

BY MAIL
..    Prepare a written request including:
     .    Your name(s) and signature(s)
     .    Your account number
     .    The names of each fund (and class) you are exchanging
     .    The dollar amount or number of shares you want to sell (and exchange)
..    Open a new account and complete an account application if you are requesting different shareholder privileges
..    Obtain a signature guarantee, if required
..    Mail us your request and documentation

BY TELEPHONE
..    Call us with your request (unless you declined telephone redemption privileges on your account application)
..    Provide the following information:
     .    Your account number
     .    Exact name(s) in which account is registered
     .    Additional form of identification

RETIREMENT ACCOUNTS

The Fund offers IRA accounts, including traditional and Roth IRAs. The Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

DISTRIBUTIONS

The Fund declares distributions from net investment income quarterly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes. The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to certain state and local taxes. It is not anticipated that any portion of the Fund's distributions will be treated as "qualified dividend income" eligible for preferential tax rates.

Distributions of capital gain and distributions of net investment income reduce the NAV of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amounts of your net sales proceeds and your tax basis in Fund shares. Such gain or loss will be a capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of sale or exchange.

The Fund may be required to withhold Federal income tax at the required Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Further, any amounts withheld may be credited against your Federal income tax liability.

After December 31 of each year, the Fund will mail you reports containing information about the income tax classification of distributions paid during the year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware statutory trust, and the Fund is a series of the Trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of a separate series of the Trust are not entitled to vote separately at shareholders' meetings unless a matter relates only to specific series (such as approval of the advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Financial highlights are not provided because the Fund had not commenced operations prior to the date of this Prospectus.

                              MERK INVESTMENTS, LLC

                             MERK HARD CURRENCY FUND

                              Institutional Shares

                              FOR MORE INFORMATION

                           ANNUAL/SEMI-ANNUAL REPORTS

  Additional information about the Fund's investments will be available in the Fund's annual/semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions
        and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
            The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus.

                               CONTACTING THE FUND

You can get free copies of the annual/semi-annual reports (when available), the
  SAI, request other information, and discuss your questions about the Fund by contacting the Fund at:

                             Merk Hard Currency Fund
                                  P.O. Box 446
                              Portland, Maine 04112
                               (866) MERK FUND or
                           (866) 637-5386 (toll free)
                                www.merkfund.com

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION

  You can also review the Fund's annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and
   Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                        Email address: publicinfo@sec.gov

  Fund information, including copies of the annual/semi-annual reports and the
             SAI, is available on the SEC's Web site at www.sec.gov.

                    Investment Company Act File No. 811-3023

                                   PROSPECTUS

                                   May 9, 2005

                             MERK HARD CURRENCY FUND

                                 Investor Shares

             THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED
             OR DISAPPROVED ANY FUND'S SHARES OR DETERMINED WHETHER
           THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

RISK/RETURN SUMMARY                                                            1
        Investment Objective                                                   1
        Principal Investment Strategies                                        1
        Principal Investment Risks                                             2
        Who May Want to Invest in the Fund                                     3
        Performance Information                                                3

FEES AND EXPENSES                                                              4

MANAGEMENT                                                                     5
        The Adviser                                                            5
        Other Service Providers                                                5
        Fund Expenses                                                          5

YOUR ACCOUNT                                                                   6
        How to Contact the Fund                                                6
        General Information                                                    6
        Buying Shares                                                          7
        Selling Shares                                                        10
        Exchange Privileges                                                   13
        Retirement Accounts                                                   13

OTHER INFORMATION                                                             14
        Distributions                                                         14
        Taxes                                                                 14
        Organization                                                          14

FINANCIAL HIGHLIGHTS                                                          15

RISK/RETURN SUMMARY
CONCEPTS TO UNDERSTAND

The value of the Fund shares will fluctuate. The Fund is not a substitute for a money market fund.

FIXED INCOME SECURITY means a security, such as a bond or note, that obligates the issuer to pay the security owner a specified sum of money (interest) at set intervals as well as to repay the principal amount of the security at its maturity.

MATURITY means the date on which a debt security is (or may be) due and payable.

FORWARD CURRENCY CONTRACT means an agreement to buy or sell a specified amount of currency at a set price on a future date; when combined with U.S. Dollar denominated money market instruments, it may obtain a result that is substantially the same as a direct investment in a foreign currency denominated instrument.

DERIVATIVE SECURITY means an investment contract whose value depends on, or is derived from, the value of an underlying asset, interest rate, index or commodity.

DURATION is a measure of a bond or bond fund's price sensitivity to changes in interest rates. Duration is defined as the weighted average term to maturity of a security's cash flows, where the weights are the present value of each cash flow as a percentage to the security's price. The greater a bond or fund's duration, the greater its price volatility in response to changes in interest rates.

EXCHANGE-TRADED FUND, or ETF, means a type of investment company or investment trust designed to replicate the return of a particular market index or, in the case of a gold ETF, the price of gold.

MERK HARD CURRENCY FUND

INVESTMENT OBJECTIVE

The Fund seeks to protect against the depreciation of the U.S. dollar relative to other currencies.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market conditions, the Fund invests at least 80% of the value of its net assets (plus borrowings for investment purposes) in "hard currency" denominated investments. The Fund normally invests in a basket of "hard currency" denominated investments composed of high-quality, short-term money market instruments of countries pursuing "sound" monetary policy, and indirectly in gold.

Sound monetary policy is defined as providing an environment fostering long-term price stability. Hard currencies refers to currencies in which investors have confidence, such as that of economically and politically stable countries. Gold is the only currency with intrinsic value and as such qualifies as a hard currency.

To gain exposure to foreign hard currencies, the Fund may also invest in a combination of U.S. Dollar denominated securities and forward currency contracts.

Rather than buying gold bullion, to the extent that the Fund invests in gold, it will do so indirectly through exchange traded funds ("ETFs"), forward and futures contracts.

THE ADVISER'S PROCESS. Merk Investments, LLC (the "Adviser") will determine currency allocations based on an analysis of monetary policies pursued by central banks and economic environments. The Adviser searches for currencies that, in the Adviser's opinion, are backed by countries pursuing sound monetary policies, or are backed by gold. Once this determination has been made, money market instruments will be selected to create a liquid portfolio of short duration and high credit quality. The Adviser may adapt the currency allocations as its analysis of monetary policies and economic environments evolve.

The Adviser may sacrifice yield in currencies in return for high credit quality of debt securities. The Adviser may exclude currencies if, in the Adviser's opinion, the potential for appreciation is not backed by sound monetary policy.

The Fund will specifically seek the currency risk of select countries pursuing what the Adviser believes are sound monetary policies. As long-term price stability is unlikely to be achieved by most currencies, if any, the Adviser focuses on a country's monetary policy that fosters such stability. The Adviser will invest in a basket of "hard currency" denominated investments that may include gold to reduce the exposure to the risks of any one currency. If the Adviser deems a currency crisis likely, it is possible that the Fund will concentrate its investment in a few currencies that meet the Adviser's investment criteria for stringent monetary policies and practices.

Money market instruments are issued by domestic and foreign governments, financial institutions, corporations and other entities to borrow money. The issuer pays a fixed, floating or variable rate of interest and must repay the amount borrowed at maturity. To try to reduce interest rate and credit risk to its portfolio, the Fund maintains a weighted average portfolio maturity of 90 days or less and only buys money market instruments:
        . with effective maturities of one year or less at the time of purchase, and
        . that are issued by companies with an outstanding unsecured debt issue rated in the top three ratings by U.S. nationally recognized ratings services, or the Adviser considers comparable in quality to instruments rated in the top three ratings.

PORTFOLIO HOLDINGS A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Statement of Additional Information ("SAI").

PRINCIPAL INVESTMENT RISKS

CURRENCY EXCHANGE RATE. Changes in foreign currency exchange rates will affect the value of what the Fund owns and the price of the Fund's shares. Generally, when the U.S. dollar rises in value against a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country's government or banking authority also will have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.`

FOREIGN INSTRUMENTS. Investing in foreign instruments bears a greater risk than investing in domestic instruments. As a result, the Fund's returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. These risks can increase the potential for losses in the Fund and affect its price of its shares.

GOLD-RELATED SECURITIES. Investments in gold-related securities, such as ETFs and forward and futures contracts, may subject the Fund to greater volatility than investments in traditional securities. The value of gold-related securities may fluctuate due to overall market movements and other factors affecting the value of the price of gold-related securities, such as inflation or inflation expectations, interest rates, currency fluctuations, gold supply and demand, or political and regulatory developments. A fluctuation in the price of gold underlying a derivative security may cause the Fund to lose money.

CREDIT. The financial condition of an issuer of a debt security may cause it to default or become unable to pay interest or principal due on the security. The Fund cannot collect interest and principal payments on a fixed income security if the issuer defaults. The degree of risk for a particular security may be reflected in its credit rating. Generally, investment risk and price volatility increase as the credit rating of a security declines. Accordingly, the value of an investment in the Fund may change in response to changes in the credit ratings of the Fund's portfolio securities.

INTEREST RATE. The value of your investment in the Fund may change in response to changes in interest rates. An increase in interest rates typically causes a fall in the value of the securities in which a Fund invests. The longer a fixed income security's duration, the more its value typically falls in response to an increase in interest rates.

GENERAL MARKET. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's net asset value ("NAV"), yield, and total return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market's perception of value and is not necessarily an objective measure of the securities' value. The Fund is not a complete investment program and there is no assurance that the Fund will achieve its investment objective. You could lose money on your investment in the Fund or the Fund could under perform other investments due to, among other things, poor investment decisions by the Adviser.

NON-DIVERSIFICATION. As a non-diversified fund, the Fund will be subject to more investment risk and potential for volatility than a diversified fund because its portfolio may, at times, focus on a limited number of issuers. These factors can have a negative effect on the value of the Fund's shares. However, the Fund intends to meet certain tax diversification requirements.

DERIVATIVE SECURITIES. The Fund may invest in derivative securities, such as forward currency contracts. Derivative securities are financial instruments that derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

WHO MAY WANT TO INVEST IN THE FUND

The Fund may be appropriate for you if you:

        .       Are pursuing a long-term goal with a hard currency component to your portfolio
        .       Are willing to accept price fluctuations in your investments
        .       Are willing to tolerate the risks associated with investments in foreign currencies

The Fund may NOT be appropriate for you if you:

        .       Need stability of principal
        .       Are pursuing a short-term goal or are investing emergency
                reserves
        .       Want an investment that is considered a substitute for a U.S.
                dollar money market fund

PERFORMANCE INFORMATION

Performance information for the Fund is not provided because the Fund had not commenced operations prior to the date of this Prospectus.

FEES AND EXPENSES

The following tables describe the various fees and expenses that you will pay if you invest in the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of the offering price)                          None
Maximum Sales Charge (Load) Imposed on
Reinvested Distributions                                                   None
Maximum Deferred Sales Charge (Load) Imposed on
Redemptions (as a percentage of the sale price)                            None
Redemption Fee (as a percentage of amount redeemed)                        None
Exchange Fee (as a percentage of amount redeemed)                          None
ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
Management Fees/(1)/                                                      1.00%
Distribution (12b-1) and/or Service Fees/(2)/                             0.25%
Other Expenses/(3)/                                                       0.05%
TOTAL ANNUAL FUND OPERATING EXPENSES/(4)/                                 1.30%

/(1)/ Under the terms of the Investment Advisory Agreement, the Adviser provides investment advisory services to the Fund and is obligated to pay all expenses of the Fund except brokerage costs, commissions, borrowing costs, taxes, certain compensation and expenses of the Trustees of Forum Funds, the transfer agent's basis points fee, any expenses it is authorized to pay under Rule 12b-1, and extraordinary and non-recurring expenses.
/(2)/ The Fund has adopted a Rule 12b-1 Plan to pay for the marketing of fund shares and for services provided to shareholders. The Plan provides for payments at annual rates (based on average net assets) of up to 0.25%.

/(3)/ Based on projected amounts for the Fund's fiscal year ending March 31, 2006.
/(4)/ Based on contractual waivers through July 31, 2006, the Adviser has agreed to waive its fee and reimburse Fund expenses to the extent that the total annual fund operating expenses exceed 1.30%. The contractual waivers may be changed or eliminated with the consent of the Board of Trustees at any time.

EXAMPLE

The following is a hypothetical example intended to help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Fund class for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return, that the Fund's total annual fund operating expenses remain as stated in the previous table and that distributions are reinvested. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 YEAR                            $ 132
3 YEARS                           $ 412

MANAGEMENT

The Fund is a series of Forum Funds (the "Trust"), an open-end, management investment company (mutual fund). The business of the Trust and of the Fund is managed under the direction of the Board of Trustees (the "Board"). The Board formulates the general policies of the Fund and meets periodically to review the Fund's performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust's executive officers, may be found in the SAI.

THE ADVISER

The Fund's Adviser is Merk Investments, LLC, 555 Bryant Street #455, Palo Alto, California 94301. As of March 31, 2005, the Adviser had approximately $60 million of assets under management. The Fund is the first registered investment company for which the Adviser has provided investment management services.

The Adviser receives an annual advisory fee from the Fund at an annual rate equal to 1.00% of the Fund's average annual daily net assets. Under the terms of the Investment Advisory Agreement, the Adviser provides investment advisory services to the Fund and is obligated to pay all expenses of the Fund except brokerage costs, commissions, borrowing costs, taxes, certain compensation and expenses of the Trustees of Forum Funds, the transfer agent's basis points fee, any expenses it is authorized to pay under Rule 12b-1 and extraordinary and non-recurring expenses.

Subject to the general control of the Board, the Adviser makes investment decisions for the Fund. Axel Merk is president of the Adviser and makes all investment decisions for the Fund. Mr. Merk founded the Adviser in 2001. Mr. Merk is also president of Merk Investments AG, which he founded in Switzerland in 1994. Mr. Merk conducted investment advisory activities from Merk Investments AG until he transferred these activities to the Adviser in 2001.

The Fund's SAI provides additional information about the compensation of the portfolio manager, other accounts managed by the portfolio manager and the ownership of Fund securities by the portfolio manager.

A discussion summarizing the basis on which the Board most recently approved the Investment Advisory Agreement between the Trust and the Adviser will be available in the Fund's semi-annual report for the six months ending September 30, 2005.

The Adviser may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

OTHER SERVICE PROVIDERS

Citigroup Global Transaction Services, through its various affiliates (collectively "Citigroup"), provides certain administration, portfolio accounting and transfer agency services to the Fund.

Foreside Fund Services, LLC, the distributor (principal underwriter) of the Fund, acts as the Fund's representative in connection with the offering of the Fund's shares. The distributor may enter into arrangements with banks, broker-dealers or other financial institutions through which investors may purchase or redeem shares and may, at its own expense, compensate persons who provide services in connection with the sale or expected sale of the Fund's shares. The distributor is not affiliated with the Adviser or with Citigroup or its affiliated companies.

FUND EXPENSES

The Adviser is obligated to pay most of the Fund's operating expenses. Expenses of the share class include that class' own expenses as well as Trust expenses that are allocated among the Fund, its classes of shares and all other funds of the Trust. The Adviser may waive all or any portion of its fees and reimburse certain expenses of the Fund. Any fee waiver or expense reimbursement increases investment performance of the Fund and/or its applicable share classes for the period during which the waiver or reimbursement is in effect and may not be recouped at a later date.

YOUR ACCOUNT

HOW TO CONTACT THE FUND

ON THE INTERNET AT: www.merkfund.com

TELEPHONE US AT: (866) MERK FUND
                 (866) 637-5386 (toll free)

WRITE TO US AT: Merk Hard Currency Fund
                P.O. Box 446
                Portland, Maine 04112

OVERNIGHT ADDRESS: Merk Hard Currency Fund
                   Two Portland Square
                   Portland, Maine 04101

WIRE INVESTMENTS (OR ACH PAYMENTS) TO: Citibank, N.A.
                                       New York, New York
                                       ABA #021000089


FOR CREDIT TO: Citigroup Global Transaction Services
               Account # 30576692
               Re: Merk Hard Currency Fund - Investor Shares
               (Your Name)
               (Your Account Number)


GENERAL INFORMATION

You may purchase or sell (redeem) shares of a Fund class on each weekday that the New York Stock Exchange is open. Under unusual circumstances, the Fund class may accept and process shareholder orders when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers.

You may purchase or sell (redeem) shares at the NAV next calculated after the transfer agent receives your request in proper form (as described in this Prospectus on pages 10 through 16). If the transfer agent receives your purchase, redemption, or exchange request in proper form by 4:00 p.m., Eastern time, your transaction will price at the NAV of the relevant Fund class the same business day; if the transfer agent receives your request after 4:00 p.m., Eastern time, your transaction will price at the NAV of the relevant Fund class the next business day. The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive quarterly statements and a confirmation of each transaction. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations.

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges, telephone redemption privileges and exchange privileges.

WHEN AND HOW NAV IS DETERMINED

The Fund calculates its NAV as of the close of the New York Stock Exchange (normally 4:00 p.m., Eastern time) on each weekday except days when the New York Stock Exchange is closed. Under unusual circumstances, the Fund may accept and process shareholder orders and calculate a NAV when the New York Stock Exchange is closed if deemed appropriate by the Trust's officers. The time at which the NAV is calculated may change in case of an emergency. The NAV of the Fund class is determined by taking the market value of the total assets of the class, subtracting the liabilities of the class, and then dividing the result (net assets) by the number of outstanding shares of the Fund class. Since the Fund invests in securities that may trade on foreign securities markets on days other than a Fund business day, the value of the Fund's portfolio may change on days on which shareholders will not be able to purchase or redeem Fund shares. The Fund values securities for which market quotations are readily available at current market value other than certain short-term securities which are valued on the basis of amortized cost. The Fund values securities at fair value pursuant to procedures adopted by the Board if (i) market quotations are not readily available or (ii) the Adviser believes that the prices or values available are unreliable due to, among other things, the occurrence of events after the close of the securities markets on which the Fund's securities primarily trade but before the time as of which the Fund calculates its NAV. Market quotations may not be readily available or may be inaccurate if the exchange on which a security trades closes early or if trading in the security was halted prior to the time the Fund calculates its NAV. Fair valuation could result in a different NAV than a NAV determined by using market quotes. The Fund may use fair value pricing more frequently for securities primarily traded in foreign securities markets because, among other things, most foreign securities markets close well before the Fund values its securities. The earlier close of these foreign securities markets gives rise to the possibility that significant events may have occurred in the interim between the close and when the Fund values its securities.

TRANSACTIONS THROUGH THIRD PARTIES

If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the Fund. Financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity. Consult a representative of your financial institution for more information.

The Adviser may enter into arrangements with financial institutions through which investors may purchase or redeem Fund shares. The Adviser may, at its own expense, compensate the financial institutions in connection with the sale or expected sale of Fund shares. Such payments will create an incentive for the financial institutions to recommend that you purchase Fund shares.

Certain brokerage firms and other companies may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through those companies. The Adviser or the Fund (if approved by the Trustees) may pay fees to these companies for their services. These companies also may be appointed as agents for or authorized by the Fund to accept on their behalf purchase and redemption requests that are received in good order. Subject to Fund approval, certain of these companies may be authorized to designate other entities to accept purchase and redemption orders on behalf of the Fund.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification are part of the Fund's overall obligation to deter money laundering under Federal law. The Trust has adopted an Anti-Money Laundering Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, at the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If an order is rescinded or your account is liquidated due to perceived threatening conduct or suspected fraudulent or illegal activity, you will not be able to recoup any sales charges or redemption fees assessed. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

BUYING SHARES

HOW TO MAKE PAYMENTS

All investments must be made by check, ACH or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, bank draft, cashier's check or traveler's check).

        CHECKS. For individual, sole proprietorship, joint, Uniform Gift to Minors Act ("UGMA"), Uniform Transfers to Minors Act ("UTMA") accounts, or other accounts, the check must be made payable to "Merk Hard Currency Fund" or to one or more owners of the account and endorsed to "Merk Hard Currency Fund." A $20 charge may be imposed on any returned checks.

        ACH. Refers to the "Automated Clearing House" System maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

        WIRES. Instruct your U.S. financial institution with whom you have an account to make a Federal Funds wire payment to us. Your financial institution may charge you a fee for this service.

MINIMUM INVESTMENTS

The Fund accepts investments in the following minimum amounts:

                                             MINIMUM INITIAL  MINIMUM ADDITIONAL
                                               INVESTMENT         INVESTMENT

Standard Accounts                              $      2,500       $         100
Traditional and Roth IRA Accounts              $      1,000       $         100
Accounts with Systematic Investment Plans      $      1,000       $         100
Qualified Retirement, Pension or
Profit                                         $      1,000       $         100
      Sharing Plans

ACCOUNT REQUIREMENTS

         TYPE OF ACCOUNT                              REQUIREMENTS
INDIVIDUAL, SOLE PROPRIETORSHIP AND     .  Instructions must be signed by all
 JOINT ACCOUNTS                            persons required to sign exactly as
Individual accounts and sole               their names appear on the account.
proprietorship accounts  are owned by
one person. Joint accounts have two or
more owners (tenants).
GIFTS OR TRANSFERS TO A MINOR (UGMA,    .  Depending on state laws, you can set
 UTMA)                                     up a custodial account under the UGMA
These custodial accounts provide a way     or the UTMA.
to give money to a child and obtain tax .  The custodian must sign instructions
benefits.                                  in a manner indicating custodial
                                           capacity.
BUSINESS ENTITIES                       .  Submit a secretary's (or similar)
                                           certificate covering incumbency and
                                           authority.
TRUSTS                                  .  The trust must be established before
                                           an account can be opened.
                                        .  Provide the first and signature pages
                                           from the trust document identifying
                                           the trustees.

ACCOUNT APPLICATION AND CUSTOMER IDENTITY VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your name, address, date of birth, social security number, and other information or documents that will allow us to identify you. If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your broker. If the Fund cannot obtain the required information within a timeframe established in our sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application in proper form. If your application is accepted, the Fund will then attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in our sole discretion. If the Fund cannot do so, the Fund reserves the right to close your account at the NAV next calculated after the Fund decides to close your account and to remit proceeds to you via check, but only if your original check clears the bank. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.

The Fund may reject your application under the Trust's Anti-Money Laundering Program. Under this program your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

INVESTMENT PROCEDURES

                             HOW TO OPEN AN ACCOUNT
BY CHECK
..       Call or write us for an account application
..       Complete the application (and other required documents)
..       Mail us your application (and other required documents) and a check
BY WIRE
..       Call or write us for an account application
..       Complete the application (and other required documents)
..       Call us to fax the completed application (and other required documents)
        and we will assign you an account number
..       Mail us your original application (and other required documents)
..       Instruct your financial institution to wire your money to us
BY ACH PAYMENT
..       Call or write us for an account application
..       Complete the application (and other required documents)
..       Call us to fax the completed application (and other required documents)
        and we will assign you an account number
..       Mail us your original application (and other required documents)
..       We will electronically debit the purchase amounts from the financial institution account identified on your account application
BY INTERNET  WWW.MERKFUND.COM
..       Log on to our Web site
..       Select Account Opening
..       Complete the application online
..       Accept the terms of the online application
..       Account opening amount limited to $25,000 if funded by ACH
..       Mail us your check, instruct your financial institution to wire your money to us, or we will electronically debit your purchase proceeds from the financial institution account identified on your account application

                           HOW TO ADD TO YOUR ACCOUNT

BY CHECK
..       Fill out an investment slip from a confirmation or write us a letter
..       Write your account number on your check
..       Mail us the slip (or your letter) and the check

BY WIRE
..       Call to notify us of your incoming wire
..       Instruct your financial institution to wire your money to us

BY SYSTEMATIC INVESTMENT
..       Complete the systematic investment section of the application
..       Attach a voided check to your application
..       Mail us the completed application and voided check
..       We will electronically debit the purchase amounts from the financial institution account identified on your account application

BY INTERNET WWW.MERKFUND.COM
..       Log on to our Web site
..       Select Account Access
..       Provide the following information:
        .       Your user ID
        .       Your password
..       Select Transaction/Purchase menu option
..       Follow the instructions provided
..       We will electronically debit your purchase proceeds from the financial institution account identified on your account application

SYSTEMATIC INVESTMENTS. You may invest a specified amount of money once a month on specified dates. These payments are taken from your bank account by ACH payment.

LIMITATION ON FREQUENT PURCHASES. The Fund's Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the Fund's policy to discourage short-term trading. Frequent trading in the Fund, such as by traders seeking short-term profits from market momentum, time zone arbitrage and other timing strategies, may interfere with management of the Fund's portfolio and result in increased administrative and brokerage costs, and potential dilution in the value of shares. As money is moved in and out, the Fund may incur expenses buying and selling portfolio securities, and these expenses are borne by Fund shareholders.

Specifically, focus is placed on reviewing substantial redemptions, which may be harmful to the Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchase activity. If short-term trading trends are detected, an appropriate course of action is taken. The Fund reserves the right to cancel (no later than the business day after the order is received), restrict or reject, without any prior notice, any purchase or exchange order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund's portfolio, and purchase orders not accompanied by payment. The Fund may refuse to sell shares to persons determined by the Fund to be market timers.

Because the Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Fund cannot always detect frequent purchases and redemption. As a consequence, the Fund's ability to monitor and discourage abusive trading practices in such accounts may be limited.

CANCELED OR FAILED PAYMENTS. The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled. You will be responsible for any losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase or exchange due to nonpayment.

SELLING SHARES

The Fund class processes redemption orders promptly. Under normal circumstances, the Fund class will send redemption proceeds to you within a week. If the Fund class has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days.

                      HOW TO SELL SHARES FROM YOUR ACCOUNT
BY MAIL
..       Prepare a written request including:
        .       Your name(s) and signature(s)
        .       Your account number
        .       The Fund name and class
        .       The dollar amount or number of shares you want to sell
        .       How and where to send the redemption proceeds
..       Obtain a signature guarantee (if required)
..       Obtain other documentation (if required)
..       Mail us your request and documentation
BY WIRE
..       Wire redemptions are only available if your redemption is for $5,000 or more and you did not decline wire redemptions on your account application
..       Call us with your request (unless you declined telephone redemption privileges on your account application) (See "By Telephone") OR
..       Mail us your request (See "By Mail")
BY TELEPHONE
..       Call us with your request (unless you declined telephone redemption privileges on your account application)
..       Provide the following information:
        .       Your account number
        .       Exact name(s) in which the account is registered
        .       Additional form of identification
..       Redemption proceeds will be:
        .       Mailed to you OR
        .       Wired to you (unless you declined wire redemption privileges on your account application) (See "By Wire")
BY INTERNET WWW.MERKFUND.COM
..       Log on to our Web site (unless you declined Internet trading privileges on your account application)
..       Select Account Access
..       Provide the following information:
        .       Your user ID
        .       Your password
..       Select the Transaction/Redemption menu option
..       Follow the instructions provided
..       Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application SYSTEMATICALLY
..       Complete the systematic withdrawal section of the application
..       Attach a voided check to your application
..       Mail us the completed application
..       Redemption proceeds will be electronically credited to your account at the financial institution identified on your account application

WIRE REDEMPTION PRIVILEGES. You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

TELEPHONE REDEMPTION PRIVILEGES. You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

SYSTEMATIC WITHDRAWALS. You may redeem a specified amount of money from your account once a month on a specified date. These payments are sent from your account to a designated bank account by ACH payment. Systematic withdrawals must be for at least $250.

SIGNATURE GUARANTEE REQUIREMENTS. To protect you and the Fund against fraud, signatures on certain requests must have a "signature guarantee." A signature guarantee verifies the authenticity of your signature. You can obtain a signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders with a signature guarantee for each shareholder for any of the following:

        .       Written requests to redeem $100,000 or more
        .       Changes to a shareholder's record name
        .       Redemptions from an account for which the address or account registration has changed within the last 30 days
        .       Sending redemption and distribution proceeds to any person, address or financial institution account not on record
        .       Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account
        .       Adding or changing ACH or wire instructions, telephone
                redemption or exchange option, or any other election in connection with your account.

The transfer agent reserves the right to require a signature guarantee on all redemptions.

SMALL ACCOUNTS. With respect to the Fund, if the value of your account falls below $500 (excluding Qualified Retirement Accounts), the Fund may ask you to increase your balance. If after 60 days, the account value is still $500 (excluding Qualified Retirement Accounts), the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of a reduction in your account's market value. There are no minimum balance requirements for Qualified Retirement Accounts.

REDEMPTIONS IN KIND. The Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. These redemptions "in kind" usually occur if the amount to be redeemed is large enough to affect the Fund's operations (for example, if it represents more than 1.00% of the Fund's assets).

LOST ACCOUNTS. The transfer agent will consider your account "lost" if correspondence to your address of record is returned as undeliverable on more than two consecutive occasions, unless the transfer agent determines your new address. When an account is "lost," all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding checks (unpaid for six months or more) or checks that have been returned to the transfer agent will be reinvested at the then-current NAV and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance.

RULE 12B-1 DISTRIBUTION AND/OR SERVICE FEES. The Trust has adopted a Rule 12b-1 plan under which the Fund pays the distributor a fee up to 0.25% of the average daily net assets of Investor Shares for distribution services and the servicing of shareholder accounts. Because Investor Shares pay distribution fees on an ongoing basis, your investment cost over time may be higher than paying other types of sales charges. The distributor may pay any fee received under the Rule 12b-1 plan to the Adviser or other financial institutions that provide distribution and shareholder services with respect to Investor Shares.

EXCHANGE PRIVILEGES

You may exchange your Fund shares for shares of other mutual funds, including Monarch Funds Daily Assets Government Fund, Investor Shares. For a list of additional Trust series available for exchange, call the transfer agent. Be sure to confirm with the transfer agent that the fund into which you exchange is available for sale in your state. Not all funds available for exchange may be available for purchase in your state. Because exchanges are a sale and purchase of shares, they may have tax consequences.

REQUIREMENTS. You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is currently no limit on exchanges, but a Fund reserves the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

                                 HOW TO EXCHANGE
BY MAIL
..       Prepare a written request including:
        .       Your name(s) and signature(s)
        .       Your account number
        .       The names of each fund (and class) you are exchanging
        .       The dollar amount or number of shares you want to sell (and exchange)
..       Open a new account and complete an account application if you are requesting different shareholder privileges
..       Obtain a signature guarantee, if required
..       Mail us your request and documentation
BY TELEPHONE
..       Call us with your request (unless you declined telephone redemption privileges on your account application)
..       Provide the following information:
        .       Your account number
        .       Exact name(s) in which account is registered
        .       Additional form of identification

RETIREMENT ACCOUNTS

The Fund offers IRA accounts, including traditional and Roth IRAs. The Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax adviser. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

OTHER INFORMATION

DISTRIBUTIONS

The Fund declares distributions from net investment income quarterly. Any net capital gain realized by the Fund will be distributed at least annually.

All distributions are reinvested in additional shares, unless you elect to receive distributions in cash. For Federal income tax purposes, distributions are treated the same whether they are received in cash or reinvested. Shares become entitled to receive distributions on the day after the shares are issued.

TAXES

The Fund generally intends to operate in a manner such that it will not be liable for Federal income or excise taxes. The Fund's distributions of net investment income (including short-term capital gain) are taxable to you as ordinary income. The Fund's distributions of long-term capital gain, if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to certain state and local taxes. It is not anticipated that any portion of the Fund's distributions will be treated as "qualified dividend income" eligible for preferential tax rates.

Distributions of capital gain and distributions of net investment income reduce the NAV of the Fund's shares by the amount of the distribution. If you purchase shares prior to these distributions, you are taxed on the distribution even though the distribution represents a return of your investment.

The sale or exchange of Fund shares is a taxable transaction for Federal income tax purposes. You will recognize a gain or loss on such transactions equal to the difference, if any, between the amounts of your net sales proceeds and your tax basis in Fund shares. Such gain or loss will be a capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of sale or exchange.

The Fund may be required to withhold Federal income tax at the required Federal backup withholding rate on all taxable distributions payable to you if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Backup withholding is not an additional tax. Further, any amounts withheld may be credited against your Federal income tax liability.

After December 31 of each year, the Fund will mail you reports containing information about the income tax classification of distributions paid during the year.

For further information about the tax effects of investing in the Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

ORGANIZATION

The Trust is a Delaware statutory trust, and the Fund is a series of the Trust. The Fund does not expect to hold shareholders' meetings unless required by Federal or Delaware law. Shareholders of a separate series of the Trust are not entitled to vote separately at shareholders' meetings unless a matter relates only to specific series (such as approval of the advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

FINANCIAL HIGHLIGHTS

Financial highlights are not provided because the Fund had not commenced operations prior to the date of this Prospectus.

                              MERK INVESTMENTS, LLC

                             MERK HARD CURRENCY FUND

                                 Investor Shares

                              FOR MORE INFORMATION

                           ANNUAL/SEMI-ANNUAL REPORTS
  Additional information about the Fund's investments will be available in the Fund's annual/semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

                   STATEMENT OF ADDITIONAL INFORMATION ("SAI")
The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus.

                               CONTACTING THE FUND

 You can get free copies of the annual/semi-annual reports (when available), the
                         SAI, request other information,
      and discuss your questions about the Fund by contacting the Fund at:

                             Merk Hard Currency Fund
                                  P.O. Box 446
                              Portland, Maine 04112
                               (866) MERK FUND or
                           (866) 637-5386 (toll free)
                                www.merkfund.com

                 SECURITIES AND EXCHANGE COMMISSION INFORMATION
  You can also review the Fund's annual/semi-annual reports, the SAI and other information about the Fund at the Public Reference Room of the Securities and
  Exchange Commission ("SEC"). The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. You can get copies of this information, for a fee, by e-mailing or writing to:

                              Public Reference Room
                       Securities and Exchange Commission
                           Washington, D.C. 20549-0102
                        Email address: publicinfo@sec.gov

  Fund information, including copies of the annual/semi-annual reports and the
             SAI, is available on the SEC's Web site at www.sec.gov.

                    Investment Company Act File No. 811-3023